1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.      .......................
                                -----                             -----

    Post-Effective Amendment No.   18  .....................        X
                                 ------                           -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.   19  ....................................        X
                  ------                                          -----

                     FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b)
    on _________________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
 X   on January 28, 2005 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, DC  20037









FEDERATED MANAGED ALLOCATION PORTFOLIOS


Prospectus

January 31, 2005
Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund



Institutional Shares

As with all mutual funds, the Securities and Exchange
Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured    May Lose Value    No Bank
Guarantee


Contents
Risk/Return Summary
What are the Funds' Fees and Expenses?
What are the Funds Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How are the Funds Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Funds?
Legal Proceedings
Financial Information


RISK/RETURN SUMMARY

WHAT IS each FUND'S INVESTMENT OBJECTIVE?
Fund                               Objective
                                   To seek total return with an
Federated Conservative             emphasis on income and capital
Allocation Fund ("FCAF")           appreciation
Federated Moderate                 To seek capital appreciation with
Allocation Fund ("FMAF")           income as a secondary objective
Federated Growth Allocation
Fund ("FGAF")                      To seek capital appreciation

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?
The Funds pursue their investment objectives by
investing in a mix of equity and fixed income
investments. Each Fund's portfolio is constructed by
the Investment Adviser (Adviser) using an asset
allocation process. The Adviser first determines the
percentage of each Fund's portfolio to invest in
equity securities and the percentage to invest in
fixed income securities. In making this
determination, each Fund will start with a neutral
exposure point for both equity and fixed income
securities. The following table shows each Fund's
neutral position points ("Neutral Position") for both
equity and fixed income securities:
                                    Equity Neutral           Fixed Income
                                       Position            Neutral Position
Federated Conservative Allocation
Fund                                     40%                      60%
Federated Moderate Allocation Fund       60%                      40%
Federated Growth Allocation Fund         80%                      20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.

  Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.

  Within the fixed income allocation the Adviser anticipates investing primarily in U.S.-dollar dominated investment-grade fixed income securities.
Such investment grade securities include U.S.
government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities.

The Funds intend to invest in the securities of U.S.
government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the
Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Funds may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association.
Finally, the Funds may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit
System and the Financing Corporation.

  The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. The Funds may invest in derivative contracts to implement their investment strategies. The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However, the Adviser may invest directly in such securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDs?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.
The primary factors that may reduce the Funds' returns include:
|X|...Stock Market Risks. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
|X| Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
|X| Credit Risks. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.
|X| Currency Risks. The exchange rates for currencies fluctuate daily; therefore, prices of the foreign securities in which a Fund invests are more volatile than prices of securities traded exclusively in the U.S.
|X| Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
|X| Call Risks. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
|X| Sector Risks. The Funds may allocate relatively more assets to certain industry sectors than to others;
      therefore, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
|X| Liquidity Risks. The noninvestment grade securities and complex collateralized mortgage obligations in which the Funds may invest may not be readily marketable and may be subject to greater fluctuations in price than other securities.
      Additionally certain equity securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities.
|X| Risks Related to Company Size. The Funds may invest in smaller companies which may have unproven track records, a limited product or service base and limited access to capital and may, therefore, be more likely to fail than larger companies.
|X| Risks Associated with Noninvestment Grade Securities. A Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
|X| Risks of Foreign Investing. The Funds invest in securities issued by foreign companies; therefore, a Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards.
|X| Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
|X| Risks of Investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.
|X| Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal
Deposit Insurance Corporation, the Federal Reserve
Board, or any other government agency.


Risk/Return Bar Chart

To be filed by Amendment

Risk/Return Bar Chart

To be filed by Amendment

Risk/Return Bar Chart

To be filed by Amendment





WHAT ARE THE FUND'S FEES AND EXPENSES?

 federated conservative allocation fund
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                           None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                               None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)                                        None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                            None
Exchange Fee                                              None

Annual Fund Operating Expenses (Before Waivers and
Remibursements)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2
Distribution (12b-1) Fee
Shareholder Services Fees3
Other Expenses4
Estimated Indirect Expenses of Underlying Funds5
Total Annual Fund Operating Expenses
1 Although not contractually obligated to do so, the shareholder services provider and administrator waived and/or reimbursed certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
  Total Waivers and Reimbursements of Fund Expenses
  Total Actual Annual Fund Operating Expenses (after
  waivers and reimbursements)
2   The Adviser reimbursed a portion of the management fee.  The management fee paid by the Fund was __% for the fiscal year ended November 30, 2004.
3   A portion of the shareholder services fee was voluntarily waived and reimbursed. The voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver and reimbursement) was ___% for the fiscal year ended November 30, 2004.
4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were ___% for the fiscal year ended November 30, 2004.
5 The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based upon the average allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2004. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.



Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year
3 Years
5 Years
10 Years


WHAT ARE THE FUND'S FEES AND EXPENSES?

 federated moderate allocation fund
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                        None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                         None
Exchange Fee                                           None

Annual Fund Operating Expenses (Before Waivers and
Remibursements)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2
Distribution (12b-1) Fee
Shareholder Services Fees3
Other Expenses4
Estimated Indirect Expenses of Underlying Funds5
Total Annual Fund Operating Expenses
1 Although not contractually obligated to do so, the
  shareholder services provider and administrator waived and/or reimbursed certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
  Total Waivers and Reimbursements of Fund Expenses
  Total Actual Annual Fund Operating Expenses (after
  waivers and reimbursements)
2   The Adviser reimbursed a portion of the management fee.
  The management fee paid by the Fund was __% for the fiscal year ended November 30, 2004.
3   A portion of the shareholder services fee was voluntarily
  waived and reimbursed. The voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver and reimbursement) was ___% for the fiscal year ended November 30, 2004.
4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were ___% for the fiscal year ended November 30, 2004.
5 The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based upon the average allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2004. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.



Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year
3 Years
5 Years
10 Years


WHAT ARE THE FUND'S FEES AND EXPENSES?

 federated Growth allocation fund
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                        None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                         None
Exchange Fee                                           None

Annual Fund Operating Expenses (Before Waivers and
Remibursements)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2
Distribution (12b-1) Fee
Shareholder Services Fees3
Other Expenses4
Estimated Indirect Expenses of Underlying Funds5
Total Annual Fund Operating Expenses
1 Although not contractually obligated to do so, the
  shareholder services provider and administrator waived and/or reimbursed certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
  Total Waivers and Reimbursements of Fund Expenses
  Total Actual Annual Fund Operating Expenses (after
  waivers and reimbursements)
2   The Adviser reimbursed a portion of the management fee.
  The management fee paid by the Fund was __% for the fiscal year ended November 30, 2004.
3   A portion of the shareholder services fee was voluntarily
  waived and reimbursed. The voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Select Shares (after the voluntary waiver and reimbursement) was ___% for the fiscal year ended November 30, 2004.
4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were ___% for the fiscal year ended November 30, 2004.
5 The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based upon the average allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2004. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.



Example
This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers as shown in the table and remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year
3 Years
5 Years
10 Years






WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Adviser using an asset allocation process. The
Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:
                                    Equity Neutral          Fixed Income
                                       Position           Neutral Position
Federated Conservative Allocation        40%                    60%
Fund
Federated Moderate Allocation Fund       60%                    40%
Federated Growth Allocation Fund         80%                    20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.
  Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.
  Within the fixed income allocation the Adviser anticipates investing primarily in U.S.-dollar dominated investment-grade fixed income securities.
Such investment grade securities include U.S.
government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. Domestic non-investment grade securities include both convertible and high-yield corporate debt securities.
Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be dominated in either foreign currency or in U.S. Dollars.
  The Adviser may invest a portion of the Fund's assets in derivative contracts to efficiently implement the Fund's overall investment strategies.
The following are examples of some of the specific ways in which the Fund may use derivatives. First, the Funds may invest otherwise univested cash positions in derivatives in order to efficiently gain exposure to a diversified portfolio of securities, such as an index related to the domestic stock market. Second, the Fund may buy or sell derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below.
  Exposure gained through use of derivatives will be counted for purposes of calculating the percentage of a Fund's portfolio dedicated to either equity or fixed income securities.
  The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However the Adviser may invest directly in such securities. The funds in which the Adviser invest may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Funds and may incur additional administrative expenses. Therefore, any investment by the Funds in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities.
The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of the portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER
Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS
INVEST?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities
Foreign equity securities are equity securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United
States if:
|X|...it is organized under the laws of, or has a principal office located in, another country;
|X| the principal trading market for its securities is in another country; or
|X| it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs), and
International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.
  The following describes the types of fixed income securities in which the Funds principally invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity
(GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government
National Mortgage Association, Small Business
Administration, Farm Credit System Financial
Assistance Corporation, Farmer's Home Administration,
Federal Financing Bank, General Services
Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private
Investment Corporation, and Washington Metropolitan
Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank
System, Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association, Student Loan
Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
Financing Corporation, and Resolution Funding
Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development
Bank, the European Investment Bank and the
Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi- governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
Further, foreign government securities include mortgage related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Corporate Debt Securities
The Funds will also invest in debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.
  The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking
(subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro data share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs) allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes
(TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class
(Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments.
However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offer Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages.
Floater classes receive more interest (and Inverse
Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers tocover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending on how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Funds' exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  A Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.
The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds can buy or sell financial futures, index futures and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period.
The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder
(buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Special Transactions

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. Each Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
These transactions create leverage risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Funds may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. The Funds may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Funds' exposure to currency risks.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.
However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms.
For example, in a TBA mortgage backed transaction, the Funds and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages.
The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Funds.

Dollar Rolls
Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price.
Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.
Investing In Securities of Other Investment Companies
The Funds may invest in other investment companies, both domestic and foreign (which may or may not be available for general investment by the public), and that are advised by the Adviser or an affiliate of the Adviser. These other investment companies are managed independently of the Funds and may incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.
The Funds may also invest in such securities directly.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard
& Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal
(default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.
  If a security is downgraded below the minimum quality discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISKS
The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A
Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

interest rate RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.
  Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors
Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise.
However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread). An increase in the spread will cause the price of the mortgage backed security to decline.
Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS
Trading opportunities for equity securities in which the Funds invest may be less readily available and may be subject to greater fluctuation in price than other securities. Trading opportunities are more limited for securities that are not widely held, for fixed income securities that have not received any audit ratings or have received ratings below investment grade and for CMOs that have complex terms. This may make it more difficult to sell or buy a security at a favorable price or time.
Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in Emerging Market Countries
Securities issued in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information
(including financial statements) as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
In addition, foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect a Fund's investments.
  The foreign sovereign debt securities a Fund purchases involve specific risks, including that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.
  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United
States or in other foreign countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

risks of investing in derivatives contracts
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Funds invest may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty.
Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.
Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS
Because a Fund may invest in American Depositary
Receipts issued by foreign companies, a Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New
York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.
Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE.
For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's
NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available.
Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

  The required minimum initial investment for each Fund is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund.
Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




HOW ARE THE FUNDS SOLD?

The Funds offers two Share classes: Institutional
Shares and Select Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.
  The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals and financial institutions, directly or through investment professionals.
  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).
Service Fees
The Fund may pay fees ("Service Fees") to financial institutions or to Federated Shareholder Services
Company ("FSSC"), a subsidiary of Federated
Investors, Inc., for providing services to shareholders and maintaining shareholder accounts.
Under certain agreements, rather than paying financial institutions directly, the Fund may pay
Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders.
The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase
Shares.

THROUGH AN INVESTMENT PROFESSIONAL
|X|   Establish an account with the investment professional; and
|X| Submit your purchase order to the investment professional before the end of regular trading on the NYSE
      (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Funds on the same day and the Funds receive payment within one business day. You will become the owner of Shares and receive dividends when the Funds receive your payment.
Investment professionals should send payments according to the instructions in the sections "By
Wire" or "By Check."

DIRECTLY FROM THE FUNDs
|X| Establish your account with a Fund by submitting a completed New Account Form; and
|X|   Send your payment to a Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds' transfer agent.
  An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after the Funds receive the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and send it to:
  The Federated Funds
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
  The Federated Funds
  66 Brooks Drive
  Baintree, MA 02184
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The
Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Funds or your investment professional.
The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
|X| through an investment professional if you purchased Shares through an investment professional; or
|X| directly from the Funds if you purchased Shares directly from the Funds.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Funds at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem Shares by mailing a written request to
the Funds.
  You will receive a redemption amount based on the
next calculated NAV after the Funds receive your
written request in proper form.
Send requests by mail to:
  The Federated Funds
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight
delivery service to:
  The Federated Funds
  66 Broks Drive
  Baintree, MA 02184
All requests must include:
|X|   Fund Name and Share Class, account number and account
      registration;
|X|   amount to be redeemed; and
|X|   signatures of all shareholders exactly as registered.
Call your investment professional or the Funds if you need special instructions.

Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o a redemption is payable to someone other than the shareholder(s) of record.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options
Form. These payment options require a signature guarantee if they were not established when the account was opened:
|X| an electronic transfer to your account at a financial institution that is an ACH member; or
|X| wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed
within one business day after receiving a request in
proper form. Payment may be delayed up to seven days:
|X|   to allow your purchase to clear;
|X|   during periods of market volatility; or
|X| when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

SYSTEMATIC WITHDRAWAl PROGRAM
You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account.
Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request.
For your protection, send your certificates by registered or certified mail, but do not endorse them.




ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
Each Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date.
The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before the record date dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds.
Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales.
Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies
(e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Such trading may also seek to profit by estimating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for market-timing strategies to succeed.
See "What do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify potential market-timing or other disruptive trading activity. Where it is determined that a shareholder has exceeded specified limits on the amount and frequency of trades into and out of the Fund, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders. No matter how the Fund defines its limits on trading of Fund Shares, purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, particularly where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month
(except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include
[Customize for each Fund.  See examples which follow:]
      [identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector]
      [identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region]
      [identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security]
      [identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality]
To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.
You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.
Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


WHO MANAGES THE FUNDS?

The Board of Trustees (the "Board") governs the
Funds. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania.
The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated
Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for tehse services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
15222-3779.
  The Adviser has delegated daily management of some of the Funds' assets to the Sub-Adviser, Federated
Investment Management Company, which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.
  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December
31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees.
More than 5,000 investment professionals make
Federated funds available to their customers.


The Funds' portfolio managers are:
The portfolio managers for the Funds' individual asset categories are as follows:




Name (Portfolio             Asset                 Biography
Manager Since)              Category
                            Managed
John W. Harris              Overall               John W. Harris is a Portfolio Manager for
(December 1998)             Allocation            the Funds and performs the overall asset
                            and Domestic          allocation of the Funds' assets among the
                            Large Company         various asset categories. In addition, Mr.
                            Stocks                Harris is a manager of the U.S. large
                                                  company stocks asset category. He has
                                                  performed these duties since December
                                                  1998. In allocating the Funds' assets, Mr.
                                                  Harris evaluates the market environment
                                                  and economic outlook, utilizing the
                                                  services of the Adviser's Investment
                                                  Strategy Committee. Mr. Harris initially
                                                  joined Federated in 1987 as an Investment
                                                  Analyst. He served as an Investment
                                                  Analyst and an Assistant Vice President
                                                  from 1990 through 1992 and as a Senior
                                                  Investment Analyst and Vice President
                                                  through May 1993. After leaving the money
                                                  management field to travel extensively, he
                                                  rejoined Federated in 1997 as a Senior
                                                  Investment Analyst and became a Portfolio
                                                  Manager and Assistant Vice President of
                                                  the Funds' Adviser in December 1998. In
                                                  January 2000, Mr. Harris became Vice
                                                  President of the Funds' Adviser. Mr.
                                                  Harris is a Chartered Financial Analyst.
                                                  He received his M.B.A. from the University
                                                  of Pittsburgh.

David P. Gilmore            Domestic              David P. Gilmore has been the Funds'
(January 2003)              Large Company         Portfolio Manager since January 2003. Mr.
                            Stocks                Gilmore joined Federated in August1997 as
                                                  an Investment Analyst. He was promoted to
                                                  Senior Investment Analyst in July 1999 and
                                                  became an Assistant Vice President of the
                                                  Funds' Adviser in July 2000. Mr. Gilmore
                                                  was a Senior Associate with Coopers &
                                                  Lybrand from January 1992 to May 1995. Mr.
                                                  Gilmore is a Chartered Financial Analyst
                                                  and attended the University of Virginia,
                                                  where he earned his M.B.A., from September
                                                  1995 to May 1997. Mr. Gilmore has a B.S.
                                                  from Liberty University.

Joseph M.                   U.S. Treasury         Mr. Balestrino joined Federated in 1986
Balestrino                  Securities            and has been a Senior Portfolio Manager
(Inception)                 and                   and Senior Vice President of the Funds'
                            Investment-           Adviser since 1998. He was a Portfolio
                            Grade                 Manager and a Vice President of the Funds'
                            Corporate             Adviser from 1995 to 1998. Mr. Balestrino
                            Bonds                 served as a Portfolio Manager and an
                                                  Assistant Vice President of the Funds'
                                                  Adviser from 1993 to 1995. Mr. Balestrino
                                                  is a Chartered Financial Analyst and
                                                  received his Master's Degree in Urban and
                                                  Regional Planning from the University of
                                                  Pittsburgh.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets.
The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

LEGAL PROCEEDINGS

Like many other mutual fund companies, in September
2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor
(collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the
National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact.
The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding
Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of
Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United
States District Court for the Western District of
Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately.
Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's Institutional Share financial performance for the Funds' past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund's
Institutional Shares, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Deloitte &
Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

FEDERATED CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
TO BE FILED BY AMENDMENT
FEDERATED MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
TO BE FILED BY AMENDMENT
FEDERATED GROWTH ALLOCATION FUND
FINANCIAL HIGHLIGHTS
TO BE FILED BY AMENDMENT

A Statement of Additional Information (SAI) dated
January 31, 2005, is incorporated by reference into
this prospectus. Additional information about the
Funds and their investments is contained in the
Funds' SAI and Annual and Semi- Annual Reports to
shareholders as they become available.   The Annual
Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Reports,
Semi-Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public
Reference Room in Washington, DC. You may also access
Fund information from the EDGAR Database on the SEC's
Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC
20549-0102. Call 1-202-942-8090 for information on
the Public Reference Room's operations and copying fees.Investment Company Act File No. 811-7129
Cusip 314212408
Cusip 314212200
Cusip 314212606
G00873-03-IS (1/05)












FEDERATED MANAGED ALLOCATION PORTFOLIOS


Prospectus

January 31, 2005
Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund



Select Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured    May Lose Value    No Bank Guarantee


Contents
Risk/Return Summary
What are the Funds' Fees and Expenses?
What are the Funds Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How are the Funds Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Funds?
Legal Proceedings
Financial Information


RISK/RETURN SUMMARY

WHAT IS each FUND'S INVESTMENT OBJECTIVE?
Fund                               Objective
                                   To seek total return with an
Federated Conservative             emphasis on income and capital
Allocation Fund ("FCAF")           appreciation
Federated Moderate                 To seek capital appreciation with
Allocation Fund ("FMAF")           income as a secondary objective
Federated Growth Allocation
Fund ("FGAF")                      To seek capital appreciation

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?
The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Investment Adviser (Adviser) using an asset allocation process. The Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:
                                      Equity Neutral       Fixed Income
                                         Position        Neutral Position
Federated Conservative Allocation
Fund                                       40%                  60%
Federated Moderate Allocation Fund         60%                  40%
Federated Growth Allocation Fund           80%                  20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.

  Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.

  Within the fixed income allocation the Adviser anticipates investing primarily in U.S.-dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities.

The Funds intend to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Funds may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Funds may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

  The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. The Funds may invest in derivative contracts to implement their investment strategies. The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However, the Adviser may invest directly in such securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDs?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

|X| Stock Market Risks. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.

|X| Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

|X| Credit Risks. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.

|X|  Currency  Risks.  The  exchange  rates  for  currencies   fluctuate  daily;
     therefore, prices of the foreign securities in which a Fund invests are more volatile than prices of securities traded exclusively in the U.S.

|X| Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

|X| Call Risks. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

|X| Sector Risks. The Funds may allocate relatively more assets to certain industry sectors than to others; therefore, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.

|X| Liquidity Risks. The noninvestment grade securities and complex collateralized mortgage obligations in which the Funds may invest may not be readily marketable and may be subject to greater fluctuations in price than other securities. Additionally certain equity securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities.

|X| Risks Related to Company Size. The Funds may invest in smaller companies which may have unproven track records, a limited product or service base and limited access to capital and may, therefore, be more likely to fail than larger companies.

|X| Risks Associated with Noninvestment Grade Securities. A Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

|X| Risks of Foreign Investing. The Funds invest in securities issued by foreign companies; therefore, a Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards.

|X| Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

|X| Risks of Investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.

|X| Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart

To be filed by Amendment

Risk/Return Bar Chart

To be filed by Amendment

Risk/Return Bar Chart

To be filed by Amendment





WHAT ARE THE FUND'S FEES AND EXPENSES?

 federated conservative allocation fund
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                        None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                         None
Exchange Fee                                           None

Annual Fund Operating Expenses (Before Waivers and
Remibursements)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2
Distribution (12b-1) Fee
Shareholder Services Fees3
Other Expenses4
Estimated Indirect Expenses of Underlying Funds5
Total Annual Fund Operating Expenses
1 Although not contractually obligated to do so, the
  shareholder services provider and administrator waived and/or reimbursed certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
  Total Waivers and Reimbursements of Fund Expenses
  Total Actual Annual Fund Operating Expenses (after
  waivers and reimbursements)
2   The Adviser reimbursed a portion of the management fee.
  The management fee paid by the Fund was __% for the fiscal year ended November 30, 2004.
3   A portion of the shareholder services fee was voluntarily
  waived and reimbursed. The voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Select Shares (after the voluntary waiver and reimbursement) was ___% for the fiscal year ended November 30, 2004.
4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were ___% for the fiscal year ended November 30, 2004.
5 The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based upon the average allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2004. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.



Example
This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year
3 Years
5 Years
10 Years




WHAT ARE THE FUND'S FEES AND EXPENSES?

 federated moderate allocation fund
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                        None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                         None
Exchange Fee                                           None

Annual Fund Operating Expenses (Before Waivers and
Remibursements)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2
Distribution (12b-1) Fee
Shareholder Services Fees3
Other Expenses4
Estimated Indirect Expenses of Underlying Funds5
Total Annual Fund Operating Expenses
1 Although not contractually obligated to do so, the
  shareholder services provider and administrator waived and/or reimbursed certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
  Total Waivers and Reimbursements of Fund Expenses
  Total Actual Annual Fund Operating Expenses (after
  waivers and reimbursements)
2   The Adviser reimbursed a portion of the management fee.
  The management fee paid by the Fund was __% for the fiscal year ended November 30, 2004.
3   A portion of the shareholder services fee was voluntarily
  waived and reimbursed. The voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Select Shares (after the voluntary waiver and reimbursement) was ___% for the fiscal year ended November 30, 2004.
4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were ___% for the fiscal year ended November 30, 2004.
5 The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based upon the average allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2004. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.



Example
This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year
3 Years
5 Years
10 Years




WHAT ARE THE FUND'S FEES AND EXPENSES?

 federated Growth allocation fund
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                        None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                            None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage
of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                         None
Exchange Fee                                           None

Annual Fund Operating Expenses (Before Waivers and
Remibursements)1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee2
Distribution (12b-1) Fee
Shareholder Services Fees3
Other Expenses4
Estimated Indirect Expenses of Underlying Funds5
Total Annual Fund Operating Expenses
1 Although not contractually obligated to do so, the
  shareholder services provider and administrator waived and/or reimbursed certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2004.
  Total Waivers and Reimbursements of Fund Expenses
  Total Actual Annual Fund Operating Expenses (after
  waivers and reimbursements)
2   The Adviser reimbursed a portion of the management fee.
  The management fee paid by the Fund was __% for the fiscal year ended November 30, 2004.
3   A portion of the shareholder services fee was voluntarily
  waived and reimbursed. The voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Select Shares (after the voluntary waiver and reimbursement) was ___% for the fiscal year ended November 30, 2004.
4 The administrator voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were ___% for the fiscal year ended November 30, 2004.
5 The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based upon the average allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2004. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.



Example
This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year
3 Years
5 Years
10 Years






WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Adviser using an asset allocation process. The
Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:
                                   Equity Neutral          Fixed Income
                                      Position           Neutral Position
Federated Conservative Allocation        40%                   60%
Fund
Federated Moderate Allocation Fund       60%                   40%
Federated Growth Allocation Fund         80%                   20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.
  Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.
  Within the fixed income allocation the Adviser anticipates investing primarily in U.S.-dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. Domestic non-investment grade securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be dominated in either foreign currency or in U.S. Dollars.
  The Adviser may invest a portion of the Fund's assets in derivative contracts to efficiently implement the Fund's overall investment strategies. The following are examples of some of the specific ways in which the Fund may use derivatives. First, the Funds may invest otherwise univested cash positions in derivatives in order to efficiently gain exposure to a diversified portfolio of securities, such as an index related to the domestic stock market. Second, the Fund may buy or sell derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below.
  Exposure gained through use of derivatives will be counted for purposes of calculating the percentage of a Fund's portfolio dedicated to either equity or fixed income securities.
  The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However the Adviser may invest directly in such securities. The funds in which the Adviser invests may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Funds and may incur additional administrative expenses. Therefore, any investment by the Funds in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of the portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or
(3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER
Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities
Foreign equity securities are equity securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:
|X| it is organized under the laws of, or has a principal office located in, another country;
|X|   the principal trading market for its securities is in another country; or
|X| it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.
  The following describes the types of fixed income securities in which the Funds principally invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi- governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Corporate Debt Securities
The Funds will also invest in debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.
  The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro data share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs) allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offer Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending on how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Funds' exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  A Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds can buy or sell financial futures, index futures and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Special Transactions

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. Each Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Funds may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. The Funds may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Funds' exposure to currency risks.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Funds and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Funds.

Dollar Rolls
Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.
Investing In Securities of Other Investment Companies
The Funds may invest in other investment companies, both domestic and foreign (which may or may not be available for general investment by the public), and that are advised by the Adviser or an affiliate of the Adviser. These other investment companies are managed independently of the Funds and may incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.
  If a security is downgraded below the minimum quality discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISKS
The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

interest rate RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.
  Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS
Trading opportunities for equity securities in which the Funds invest may be less readily available and may be subject to greater fluctuation in price than other securities. Trading opportunities are more limited for securities that are not widely held, for fixed income securities that have not received any audit ratings or have received ratings below investment grade and for CMOs that have complex terms. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in Emerging Market Countries
Securities issued in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. In addition, foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect a Fund's investments.
  The foreign sovereign debt securities a Fund purchases involve specific risks, including that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and
(iii) there is no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.
  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

risks of investing in derivatives contracts
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Funds invest may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS
Because a Fund may invest in American Depositary Receipts issued by foreign companies, a Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.




WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
  The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

  The required minimum initial investment for each Fund is $1,500. There is no required minimum subsequent investment amount. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




HOW ARE THE FUNDS SOLD?

The Funds offers two Share classes: Institutional Shares and Select Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Select Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.
  The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals directly or through investment professionals.
  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).
RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Funds' Select Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

Service Fees
The Fund may pay fees ("Service Fees") to financial institutions or to Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

|X|  Establish an account with the investment professional; and

|X| Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Funds on the same day and the Funds receive payment within one business day. You will become the owner of Shares and receive dividends when the Funds receive your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDs
|X| Establish your account with a Fund by submitting a completed New Account Form; and
|X|   Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds' transfer agent.
  An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after the Funds receive the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and send it to:
  The Federated Funds
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
  The Federated Funds
  66 Brooks Drive
  Baintree, MA 02184
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:
|X|   through an investment professional if you purchased Shares through an investment professional; or
|X|   directly from the Funds if you purchased Shares directly from the Funds.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Funds at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem Shares by mailing a written request to the Funds.
  You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.
Send requests by mail to:
  The Federated Funds
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
  The Federated Funds
  66 Broks Drive
  Baintree, MA 02184
All requests must include:
|X|   Fund Name and Share Class, account number and account registration;
|X|   amount to be redeemed; and
|X|   signatures of all shareholders exactly as registered.
Call your investment professional or the Funds if you need special instructions.

Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

|X| an electronic transfer to your account at a financial institution that is an ACH member; or

|X| wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
|X|   to allow your purchase to clear;
|X|   during periods of market volatility; or
|X| when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

SYSTEMATIC WITHDRAWAl PROGRAM
You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.




ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
Each Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before the record date dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.
  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Such trading may also seek to profit by estimating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for market-timing strategies to succeed. See "What do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify potential market-timing or other disruptive trading activity. Where it is determined that a shareholder has exceeded specified limits on the amount and frequency of trades into and out of the Fund, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or Adviser may determine from the amount, frequency or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders. No matter how the Fund defines its limits on trading of Fund Shares, purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, particularly where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include [Customize for each Fund. See examples which follow:]
      [identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector]
      [identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region]
      [identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security]
      [identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality]
To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.
You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.
The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.




WHO MANAGES THE FUNDS?

The Board of Trustees (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779.
  The Adviser has delegated daily management of some of the Funds' assets to the Sub-Adviser, Federated Investment Management Company, which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.
  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


The Funds' portfolio managers are:
The portfolio managers for the Funds' individual asset categories are as follows:



Name (Portfolio               Asset Category           Biography
Manager Since)                Managed
John W. Harris                Overall                  John W. Harris is a Portfolio
(December 1998)               Allocation and           Manager for the Funds and performs
                              Domestic Large           the overall asset allocation of the
                              Company Stocks           Funds' assets among the various
                                                       asset categories. In addition, Mr.
                                                       Harris is a manager of the U.S.
                                                       large company stocks asset category.
                                                       He has performed these duties since
                                                       December 1998. In allocating the
                                                       Funds' assets, Mr. Harris evaluates
                                                       the market environment and economic
                                                       outlook, utilizing the services of
                                                       the Adviser's Investment Strategy
                                                       Committee. Mr. Harris initially
                                                       joined Federated in 1987 as an
                                                       Investment Analyst. He served as an
                                                       Investment Analyst and an Assistant
                                                       Vice President from 1990 through
                                                       1992 and as a Senior Investment
                                                       Analyst and Vice President through
                                                       May 1993. After leaving the money
                                                       management field to travel
                                                       extensively, he rejoined Federated
                                                       in 1997 as a Senior Investment
                                                       Analyst and became a Portfolio
                                                       Manager and Assistant Vice President
                                                       of the Funds' Adviser in December
                                                       1998. In January 2000, Mr. Harris
                                                       became Vice President of the Funds'
                                                       Adviser. Mr. Harris is a Chartered
                                                       Financial Analyst. He received his
                                                       M.B.A. from the University of
                                                       Pittsburgh.

David P. Gilmore              Domestic Large           David P. Gilmore has been the Funds'
(January 2003)                Company Stocks           Portfolio Manager since January
                                                       2003. Mr. Gilmore joined Federated
                                                       in August1997 as an Investment
                                                       Analyst. He was promoted to Senior
                                                       Investment Analyst in July 1999 and
                                                       became an Assistant Vice President
                                                       of the Funds' Adviser in July 2000.
                                                       Mr. Gilmore was a Senior Associate
                                                       with Coopers & Lybrand from January
                                                       1992 to May 1995. Mr. Gilmore is a
                                                       Chartered Financial Analyst and
                                                       attended the University of Virginia,
                                                       where he earned his M.B.A., from
                                                       September 1995 to May 1997. Mr.
                                                       Gilmore has a B.S. from Liberty
                                                       University.

Joseph M. Balestrino          U.S. Treasury            Mr. Balestrino joined Federated in
(Inception)                   Securities and           1986 and has been a Senior Portfolio
                              Investment-              Manager and Senior Vice President of
                              Grade Corporate          the Funds' Adviser since 1998. He
                              Bonds                    was a Portfolio Manager and a Vice
                                                       President of the Funds' Adviser from
                                                       1995 to 1998. Mr. Balestrino served
                                                       as a Portfolio Manager and an
                                                       Assistant Vice President of the
                                                       Funds' Adviser from 1993 to 1995.
                                                       Mr. Balestrino is a Chartered
                                                       Financial Analyst and received his
                                                       Master's Degree in Urban and
                                                       Regional Planning from the
                                                       University of Pittsburgh.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

LEGAL PROCEEDINGS

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of
Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's Select Share financial performance for the Funds' past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund's Select Shares, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

FEDERATED CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
TO BE FILED BY AMENDMENT
FEDERATED MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
TO BE FILED BY AMENDMENT
FEDERATED GROWTH ALLOCATION FUND
FINANCIAL HIGHLIGHTS
TO BE FILED BY AMENDMENT

A Statement of Additional Information (SAI) dated January 31, 2005, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi- Annual Reports to shareholders as they become
available.   The Annual Report's Management's Discussion of Fund
Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Reports, Semi-Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

These documents, as well as additional information about the Fund
(including portfolio holdings, performance and distributions), are also available on Federated's website at www.federatedinvestors.com.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for
information on the Public Reference Room's operations and copying fees.Investment Company Act File No. 811-7129
Cusip 314212408
Cusip 314212200
Cusip 314212606
G00873-03-IS (1/05)











FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund

Statement of Additional Information


January 31, 2005


Institutional Shares
Select Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Managed Allocation Portfolios (Funds), dated January 31, 2005.

This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectuses or the Annual Reports without charge by calling 1-800-341-7400.

                 Contents
                 How is the Fund Organized?................
                 Securities in Which the Fund Invests......
                 What Do Shares Cost?......................
                 How is the Fund Sold?.....................
                 Exchanging Securities for Shares..........
                 Subaccounting Services....................
                 Redemption in Kind........................
                 Massachusetts Partnership Law.............
                 Account and Share Information.............
                 Tax Information...........................
                 Who Manages and Provides Services to
                    the Fund?..............................
                 How Does the Fund Measure Performance?....
                 Who is Federated Investors, Inc.?.........
                 Financial Information.....................
                 Investment Ratings........................
                 Addresses.................................
                 Appendix..................................


HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Federated Managed Allocation Portfolios (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios on January 31, 2000. The Funds changed their names from Federated Managed Conservative Portfolio, Federated Managed Moderate Growth Portfolio and Federated Managed Growth Portfolio to Federated Conservative Allocation Fund, Federated Moderate Allocation Fund and Federated Growth Allocation Fund on October 6, 2003, respectively.
  The Board of Trustees (the "Board") has established two classes of shares of each Fund, known as Institutional Shares and Select Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania (Adviser). Prior to January 1, 2004, Federated Investment Management Company was the adviser to the Fund. Both the current Adviser and the former Adviser are wholly owned subsidiaries of Federated Investors, Inc. (Federated).

SECURITIES IN WHICH THE FUNDS INVEST
In pursuing its investment strategy, each Fund may invest in the following securities for any purpose that is consistent with its investment objective. Following is a table that indicates which types of securities are a:
o"    P = Principal investment of a Fund; (bold in chart)
o"    A = Acceptable (but not principal) investment of a Fund; or
o"    N = Not an acceptable investment of a Fund.



                                                      Conservative    Moderate      Growth
                                                       Allocation    Allocation   Allocation
Securities                                                Fund          Fund         Fund
Common Stocks                                               P             P            P
Preferred Stocks                                            A             A            A
Interests in Other Limited
Liability Companies                                         A             A            A
Real Estate Investment Trusts                               A             A            A
Warrants                                                    A             A            A
Treasury Securities                                         P             P            P
Agency Securities                                           P             P            P
Corporate Debt Securities                                   P             P            P
High- Yield Corporate Debt Securities                       P             P            P
Mortgage Backed Securities                                  P             P            P
Collateralized Mortgage Obligations                         P             P            P
Asset Backed Securities                                     A             A            A
Zero Coupon Securities                                      A             A            A
Credit Enhancement                                          A             A            A
Convertible Securities                                      A             A            A
Foreign Securities                                          P             P            P
Depositary Receipts                                         P             P            P
Foreign Exchange Contracts                                  P             P            P
To Be Announced Securities                                  P             P            P
Dollar Rolls                                                P             P            P
Foreign Government Securities                               P             P            P
Foreign Corporate Debt Securities                           P             P            P
Derivative Contracts                                        P             P            P
Futures Contracts                                           P             P            P
Options                                                     P             P            P
Swaps                                                       A             A            A
Hybrid Instruments                                          A             A            A
Repurchase Agreements                                       A             A            A
Reverse Repurchase Agreements                               A             A            A
Delayed Delivery Transactions1                              P             P            P
Securities Lending                                          A             A            A
Asset Coverage                                              A             A            A
Investing in Securities of Other Investment Companies       P             P            P
Inter-Fund Borrowing and Lending Arrangements               A             A            A
Municipal Securities                                        A             A            A
1 The Funds do not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.
------------------------------------------------------------------------------------------




SECURITIES DESCRIPTIONS AND TECHNIQUES
In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective:


Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.
  The following describes the types of equity securities in which the Funds invest:

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Funds invest:

Asset backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. The Funds may also purchase mortgage-related asset backed securities such as home equity loans, second mortgages and manufactured housing obligations. Asset backed securities have prepayment risks.
  Like mortgage backed securities, asset backed securities may be issued by a private entity and, although these securities must be investment grade, they can present a credit risk.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Funds have the option to exchange for equity securities at a specified conversion price. The option allows the Funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;
o     the principal trading market for its securities is in another country; or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Funds could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Funds realizes a gain; if it is less, the Funds realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Funds will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Funds by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Funds uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Funds' exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.
  The Funds may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Funds has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds can buy or sell financial futures, index futures and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
  The Funds may buy and sell the following types of options: foreign currencies, foreign currency futures, securities and securities indexes to manage interest rate and currency risks. The Funds may write call options on securities which they own to generate income.

Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Funds may use call options in the following ways:

o Buy call options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o Write call options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, a Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Funds may use put options in the following ways:
  Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and
  Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
  The Funds may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Funds would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Funds may use include:

Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Total Rate of Return Swaps
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps
A credit default swap is an agreement between two parties (the "Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on an underlying bond (the "Reference Bond") has occurred. If an Event of Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Bond in exchange for the Reference Bond or another similar bond issued by the issuer of the Reference Bond (the "Deliverable Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as Protection Seller). If the Fund is a Protection Buyer and no Event of Default occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the Fund (as Protection Buyer) will deliver the Deliverable Bond and receive a payment equal to the full notional value of the Reference Bond, even though the Reference Bond may have little or no value. If the Fund is the Protection Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Bond. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Bond and the Counterparty to the CDS.


Caps And Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Funds' return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Funds. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Funds must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Securities Lending
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Funds. However, the Funds must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Funds will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Funds to leverage risks or carry liquidity risks.

Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the note that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank CD) plus an additional premium that relates to taking on the credit risk of a reference obligation. Upon maturity, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Seller, if there is not event of default with respect to the reference obligation or (ii) the value of the underlying reference asset, if a designated event of default or restructuring of the reference obligation has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of any defaulted reference obligation.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Funds' obligations. Unless the Funds have other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
Each Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its unvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.
  The Funds may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Funds and may incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.



INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in their prospectuses. Additional risk factors are outlined below.

Stock Market Risks

o The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement its investment strategy.

Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

Call and Prepayment Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

o For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Sector Risks

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Company Size

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks Associated with Noninvestment Grade Securities

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.

Risks of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Leverage Risks

o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risks

o Trading opportunities are more limited for securities that are not widely held, for fixed income securities that have not received any credit ratings or have received ratings below investment grade and for CMOs that have complex terms. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks of Investing In Emerging Market Countries

o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Risks of Investing in Derivatives Contracts and Hybrid Instruments

o The Funds' use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Funds invest may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Funds may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Funds to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

Fundamental Investment Objective
          Fund                            Objective
 Federated Conservative         To seek total return with an
    Allocation Fund                      emphasis on
                               income and capital appreciation
   Federated Moderate           To seek capital appreciation
    Allocation Fund                      with income
                                  as a secondary objective
    Federated Growth
    Allocation Fund             To seek capital appreciation
The investment objectives may not be changed by the Funds' Trustees without shareholder approval.
------------------------------------------------------------------------------

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if a Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Underwriting
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.



Investing in Illiquid Securities
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of a Fund's net assets.

  As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  In applying a Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of a Fund's total assets in any one industry will constitute "concentration."

DETERMINING MARKET VALUE OF SECURITIES

Market values of a Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by an under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, bestefforts basis.



RULE 12B-1 PLAN (select shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.



SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.
  As of January __, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding the Shares of the Funds Institutional Shares:
  TO BE FILED BY AMENDMENT
  As of January __, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding the Shares of the Funds Select Shares:
  TO BE FILED BY AMENDMENT

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

 [Insert name of 25% owner] is organized in the state of [insert state name] and is a subsidiary of [insert name]; organized in the state of [insert state name].

TO BE FILED BY AMENDMENT



TAX INFORMATION


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.
  Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.
  Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas taxbasis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
  If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.
  If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, a Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?




BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 3 portfolios, and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January __, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION



         Name
      Birth Date                                                  Aggregate              Total
        Address            Principal Occupation(s) for Past      Compensation        Compensation
  Positions Held with       Five Years, Other Directorships       From Trust        From Trust and
         Trust               Held and Previous Position(s)       (past fiscal       Federated Fund
  Date Service Began                                                year)               Complex
                                                                                    (past calendar
                                                                                         year)
John F. Donahue*           Principal Occupations: Chairman            $0                  $0
Birth Date: July 28,       and Director or Trustee of the
1924                       Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE       and Director, Federated
Began serving:             Investors, Inc.
November 1993
                           Previous Positions: Trustee,
                           Federated Investment Management
                           Company and Chairman and
                           Director, Federated Investment
                           Counseling.

J. Christopher Donahue*    Principal Occupations: Principal           $0                  $0
Birth Date: April 11,      Executive Officer and President
1949                       of the Federated Fund Complex;
PRESIDENT AND TRUSTEE      Director or Trustee of some of
Began serving: August      the Funds in the Federated Fund
2000                       Complex; President, Chief
                           Executive Officer and Director,
                           Federated Investors, Inc.;
                           Chairman and Trustee, Federated
                           Investment Management Company;
                           Trustee, Federated Investment
                           Counseling; Chairman and
                           Director, Federated Global
                           Investment Management Corp.;
                           Chairman, Federated Equity
                           Management Company of
                           Pennsylvania, Passport Research,
                           Ltd. and Passport Research II,
                           Ltd.; Trustee, Federated
                           Shareholder Services Company;
                           Director, Federated Services
                           Company.

                           Previous Positions: President,
                           Federated Investment Counseling;
                           President and Chief Executive
                           Officer, Federated Investment
                           Management Company, Federated
                           Global Investment Management
                           Corp. and Passport Research, Ltd.

Lawrence D. Ellis,         Principal Occupations: Director         $000.00             $148,500
M.D.*                      or Trustee of the Federated Fund
Birth Date: October        Complex; Professor of Medicine,
11, 1932                   University of Pittsburgh;
3471 Fifth Avenue          Medical Director, University of
Suite 1111                 Pittsburgh Medical Center
Pittsburgh, PA             Downtown; Hematologist,
TRUSTEE                    Oncologist and Internist,
Began serving:             University of Pittsburgh Medical
November 1993              Center.

                           Other Directorships Held:
                           Member, National Board of
                           Trustees, Leukemia Society of
                           America.

                           Previous Positions: Trustee,
                           University of Pittsburgh;
                           Director, University of
                           Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


         Name
      Birth Date                                                  Aggregate              Total
        Address            Principal Occupation(s) for Past      Compensation        Compensation
  Positions Held with       Five Years, Other Directorships       From Trust        From Trust and
         Trust               Held and Previous Position(s)       (past fiscal       Federated Fund
  Date Service Began                                                year)               Complex
                                                                                    (past calendar
                                                                                         year)
Thomas G. Bigley           Principal Occupation: Director          $000.00             $163,350
Birth Date: February       or Trustee of the Federated Fund
3, 1934                    Complex.
15 Old Timber Trail
Pittsburgh, PA             Other Directorships Held:
TRUSTEE                    Director, Member of Executive
Began serving:             Committee, Children's Hospital
November 1994              of Pittsburgh; Director,
                           University of Pittsburgh.

                           Previous Position: Senior
                           Partner, Ernst & Young LLP.

John T. Conroy, Jr.        Principal Occupations: Director         $000.00             $163,350
Birth Date: June 23,       or Trustee of the Federated Fund
1937                       Complex; Chairman of the Board,
Investment Properties      Investment Properties
Corporation                Corporation; Partner or Trustee
3838 North Tamiami         in private real estate ventures
Trail                      in Southwest Florida.
Suite 402
Naples, FL                 Previous Positions: President,
TRUSTEE                    Investment Properties
Began serving:             Corporation; Senior Vice
November 1993              President, John R. Wood and
                           Associates, Inc., Realtors;
                           President, Naples Property
                           Management, Inc. and Northgate
                           Village Development Corporation.

Nicholas P.                Principal Occupation: Director          $000.00             $163,350
Constantakis               or Trustee of the Federated Fund
Birth Date: September      Complex.
3, 1939
175 Woodshire Drive        Other Directorships Held:
Pittsburgh, PA             Director and Member of the Audit
TRUSTEE                    Committee, Michael Baker
Began serving: January     Corporation (engineering and
2000                       energy services worldwide).

                           Previous Position: Partner,
                           Anderson Worldwide SC.

John F. Cunningham         Principal Occupation: Director          $000.00             $148,500
Birth Date: March 5,       or Trustee of the Federated Fund
1943                       Complex.
353 El Brillo Way
Palm Beach, FL             Other Directorships Held:
TRUSTEE                    Chairman, President and Chief
Began serving: January     Executive Officer, Cunningham &
1999                       Co., Inc. (strategic business
                           consulting); Trustee Associate,
                           Boston College.

                           Previous Positions: Director,
                           Redgate Communications and EMC
                           Corporation (computer storage
                           systems); Chairman of the Board
                           and Chief Executive Officer,
                           Computer Consoles, Inc.;
                           President and Chief Operating
                           Officer, Wang Laboratories;
                           Director, First National Bank of
                           Boston; Director, Apollo
                           Computer, Inc.

Peter E. Madden            Principal Occupation: Director          $000.00             $148,500
Birth Date: March 16,      or Trustee of the Federated Fund
1942                       Complex; Management Consultant.
One Royal Palm Way
100 Royal Palm Way         Other Directorships Held: Board
Palm Beach, FL             of Overseers, Babson College.
TRUSTEE
Began serving:             Previous Positions:
November 1993              Representative, Commonwealth of
                           Massachusetts General Court;
                           President, State Street Bank and
                           Trust Company and State Street
                           Corporation (retired); Director,
                           VISA USA and VISA International;
                           Chairman and Director,
                           Massachusetts Bankers
                           Association; Director,
                           Depository Trust Corporation;
                           Director, The Boston Stock
                           Exchange.

Charles F. Mansfield,      Principal Occupations: Director         $000.00             $163,350
Jr.                        or Trustee of the Federated Fund
Birth Date: April 10,      Complex; Management Consultant;
1945                       Executive Vice President, DVC
80 South Road              Group, Inc. (marketing,
Westhampton Beach, NY      communications and technology)
TRUSTEE                    (prior to 9/1/00).
Began serving: January
1999                       Previous Positions: Chief
                           Executive Officer, PBTC
                           International Bank; Partner,
                           Arthur Young & Company (now
                           Ernst & Young LLP); Chief
                           Financial Officer of Retail
                           Banking Sector, Chase Manhattan
                           Bank; Senior Vice President,
                           HSBC Bank USA (formerly, Marine
                           Midland Bank); Vice President,
                           Citibank; Assistant Professor of
                           Banking and Finance, Frank G.
                           Zarb School of Business, Hofstra
                           University.

John E. Murray, Jr.,       Principal Occupations: Director         $000.00             $178,200
J.D., S.J.D.               or Trustee of the Federated Fund
Birth Date: December       Complex; Chancellor and Law
20, 1932                   Professor, Duquesne University;
Chancellor, Duquesne       Partner, Murray, Hogue & Lannis.
University
Pittsburgh, PA             Other Directorships Held:
TRUSTEE                    Director, Michael Baker Corp.
Began serving:             (engineering, construction,
February 1995              operations and technical
                           services).

                           Previous Positions: President,
                           Duquesne University; Dean and
                           Professor of Law, University of
                           Pittsburgh School of Law; Dean
                           and Professor of Law, Villanova
                           University School of Law.

Marjorie P. Smuts          Principal Occupations:  Director        $000.00             $148,500
Birth Date: June 21,       or Trustee of the Federated Fund
1935                       Complex; Public
4905 Bayard Street         Relations/Marketing
Pittsburgh, PA             Consultant/Conference
TRUSTEE                    Coordinator.
Began serving:
November 1993              Previous Positions: National
                           Spokesperson, Aluminum Company
                           of America; television producer;
                           President, Marj Palmer Assoc.;
                           Owner, Scandia Bord.

John S. Walsh              Principal Occupations:  Director        $000.00             $148,500
Birth Date: November       or Trustee of the Federated Fund
28, 1957                   Complex; President and Director,
2604 William Drive         Heat Wagon, Inc. (manufacturer
Valparaiso, IN             of construction temporary
TRUSTEE                    heaters); President and
Began serving: January     Director, Manufacturers
1999                       Products, Inc. (distributor of
                           portable construction heaters);
                           President, Portable Heater
                           Parts, a division of
                           Manufacturers Products, Inc.

                           Previous Position: Vice
                           President, Walsh & Kelly, Inc.


OFFICERS**
------------------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Trust
-----------------------------    Principal Occupation(s) and Previous Position(s)
Date Service Began
John W. McGonigle                Principal Occupations: Executive Vice President
Birth Date: October 26, 1938     and Secretary of the Federated Fund Complex;
EXECUTIVE VICE PRESIDENT AND     Executive Vice President, Secretary and
SECRETARY                        Director, Federated Investors, Inc.
Began serving: November 1993
                                 Previous Positions: Trustee, Federated
                                 Investment Management Company and Federated
                                 Investment Counseling; Director, Federated
                                 Global Investment Management Corp., Federated
                                 Services Company and Federated Securities Corp.

Richard J. Thomas                Principal Occupations: Principal Financial
Birth Date: June 17, 1954        Officer and Treasurer of the Federated Fund
TREASURER                        Complex; Senior Vice President, Federated
Began serving: November 1998     Administrative Services.

                                 Previous Positions: Vice President, Federated
                                 Administrative Services; held various
                                 management positions within Funds Financial
                                 Services Division of Federated Investors, Inc.

Richard B. Fisher                Principal Occupations: Vice Chairman or Vice
Birth Date: May 17, 1923         President of some of the Funds in the Federated
VICE PRESIDENT                   Fund Complex; Vice Chairman, Federated
Began serving: November 1993     Investors, Inc.; Chairman, Federated Securities
                                 Corp.

                                 Previous Positions: President and Director or
                                 Trustee of some of the Funds in the Federated
                                 Fund Complex; Executive Vice President,
                                 Federated Investors, Inc. and Director and
                                 Chief Executive Officer, Federated Securities
                                 Corp.

Stephen F. Auth                  Principal Occupations: Chief Investment Officer
Birth Date: September 3, 1956    of this Fund and various other Funds in the
CHIEF INVESTMENT OFFICER         Federated Fund Complex; Executive Vice
Began serving: November 2002     President, Federated Investment Counseling,
                                 Federated Global Investment Management Corp.,
                                 Federated Equity Management Company of
                                 Pennsylvania and Passport Research II, Ltd.

                                 Previous Positions: Executive Vice President,
                                 Federated Investment Management Company, and
                                 Passport Research, Ltd.; Senior Vice President,
                                 Global Portfolio Management Services Division;
                                 Senior Vice President, Federated Investment
                                 Management Company and Passport Research, Ltd.;
                                 Senior Managing Director and Portfolio Manager,
                                 Prudential Investments.

---------------------------------------------------------------------------------------

John W. Harris                   John W. Harris has been the Fund's Portfolio
Birth Date: June 6, 1954         Manager since November 1998.  He is Vice
VICE PRESIDENT                   President of the Trust. Mr. Harris initially
Began serving: November 1999     joined Federated in 1987 as an Investment
                                 Analyst. He served as an Investment Analyst and
                                 an Assistant Vice President from 1990 through
                                 1992 and as a Senior Investment Analyst and
                                 Vice President through May 1993. After leaving
                                 the money management field to travel
                                 extensively, he rejoined Federated in 1997 as a
                                 Senior Investment Analyst and became a
                                 Portfolio Manager and an Assistant Vice
                                 President of the Fund's Adviser in December
                                 1998. In January 2000, Mr. Harris became a Vice
                                 President of the Fund's Adviser. Mr. Harris is
                                 a Chartered Financial Analyst. He received his
                                 M.B.A. from the University of Pittsburgh.


**    Officers do not receive any compensation from the Funds.
------------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                       Meetings
------------       Committee                                                           Held
                   Members                   Committee Functions                       During
Board                                                                                  Last
Committee                                                                              Fiscal
                                                                                       Year

Executive          John F. Donahue           In between meetings of the full Board,       Six
                   John E. Murray,           the Executive Committee generally may
                   Jr., J.D., S.J.D.         exercise all the powers of the full
                                             Board in the management and direction
                                             of the business and conduct of the
                                             affairs of the Trust in such manner as
                                             the Executive Committee shall deem to
                                             be in the best interests of the
                                             Trust.  However, the Executive
                                             Committee cannot elect or remove Board
                                             members, increase or decrease the
                                             number of Trustees, elect or remove
                                             any Officer, declare dividends, issue
                                             shares or recommend to shareholders
                                             any action requiring shareholder
                                             approval.

Audit              Thomas G. Bigley          The purposes of the Audit Committee         Seven
                   John T. Conroy,           are to oversee the accounting and
                   Jr.                       financial reporting process of the
                   Nicholas P.               Funds, the Funds' internal control
                   Constantakis              over financial reporting, and the
                   Charles F.                quality, integrity and independent
                   Mansfield, Jr.            audit of the Funds' financial
                                             statements.  The Committee also
                                             oversees or assists the Board with the
                                             oversight of compliance with legal
                                             requirements relating to those
                                             matters, approves the engagement and
                                             reviews the qualifications,
                                             independence and performance of the
                                             Funds' independent registered public
                                             accounting firm, acts as a liaison
                                             between the independent registered
                                             public accounting firm and the Board
                                             and reviews the Funds' internal audit
                                             function.

Nominating         Thomas G. Bigley          The Nominating Committee, whose              One
                   John T. Conroy,           members consist of all Independent
                   Jr.                       Trustees, selects and nominates
                   Nicholas P.               persons for election to the Funds'
                   Constantakis              Board when vacancies occur. The
                   John F.                   Committee will consider candidates
                   Cunningham                recommended by shareholders,
                   Peter E. Madden           Independent Trustees, officers or
                   Charles F.                employees of any of the Funds' agents
                   Mansfield, Jr.            or service providers and counsel to
                   John E. Murray,           the Funds. Any shareholder who desires
                   Jr.                       to have an individual considered for
                   Marjorie P. Smuts         nomination by the Committee must
                   John S. Walsh             submit a recommendation in writing to
                                             the Secretary of the Funds, at the
                                             Funds' address appearing on the back
                                             cover of this Statement of Additional
                                             Information. The recommendation should
                                             include the name and address of both
                                             the shareholder and the candidate and
                                             detailed information concerning the
                                             candidate's qualifications and
                                             experience. In identifying and
                                             evaluating candidates for
                                             consideration, the Committee shall
                                             consider such factors as it deems
                                             appropriate.  Those factors will
                                             ordinarily include:  integrity,
                                             intelligence, collegiality, judgment,
                                             diversity, skill, business and other
                                             experience, qualification as an
                                             "Independent Trustee," the existence
                                             of material relationships which may
                                             create the appearance of a lack of
                                             independence, financial or accounting
                                             knowledge and experience, and
                                             dedication and willingness to devote
                                             the time and attention necessary to
                                             fulfill Board responsibilities.


Board ownership of shares in the funds and in the federated family of Investment companies AS OF DECEMBER 31, 2003
------------------------------------------------------------------------------------------
                                                                           Aggregate
                                                                     Dollar Range of
                                          Dollar Range of            Shares Owned in
Interested                                   Shares Owned        Federated Family of
Board Member Name                              in Fund[s]                 Investment
                                                                           Companies
John F. Donahue                           $00.00 - $00.00              Over $100,000
J. Christopher Donahue                    $00.00 - $00.00              Over $100,000
Lawrence D. Ellis, M.D.                   $00.00 - $00.00              Over $100,000

Independent
Board Member Name
Thomas G. Bigley                          $00.00 - $00.00              Over $100,000
John T. Conroy, Jr.                       $00.00 - $00.00              Over $100,000
Nicholas P. Constantakis                  $00.00 - $00.00              Over $100,000
John F. Cunningham                        $00.00 - $00.00              Over $100,000
Peter E. Madden                           $00.00 - $00.00              Over $100,000
Charles F. Mansfield, Jr.                 $00.00 - $00.00         $50,001 - $100,000
John E. Murray, Jr., J.D.,                $00.00 - $00.00              Over $100,000
S.J.D.
Marjorie P. Smuts                         $00.00 - $00.00              Over $100,000
John S. Walsh                             $00.00 - $00.00              Over $100,000



------------------------------------------------------------------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.
  The Adviser is a wholly owned subsidiary of Federated.
  The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
  As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's and subadviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and their shareholders by the Federated organization in addition to investment advisory services; and the Funds' relationship to the Federated funds.
  In assessing the Adviser's and subadviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.
  The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to each Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of each Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.
  The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing each Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about each Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of each Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.
  The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.
  The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.
  The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
  On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
  On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.
  On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.
  On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
  The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
  In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Funds (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."
  The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.
  If the Funds hold shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Funds' proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.
Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to www.federatedinvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.




PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include:

 [identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector]

[identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region]

[identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security]

[identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality]

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Funds. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.




BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
  For the fiscal year ended, November 30, 2005, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of each Fund's transactions and the portion of which each Fund paid in brokerage commissions is as follows:
                              Brokerage        Brokerage
Fund                         Transactions     Commissions
Federated Growth
Allocation Fund
Federated Conservative
Allocation Fund
Federated Moderate
Allocation Fund

---------------------------------------------------------------------------
ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                    Average Aggregate Daily Net
                                    Assets of the Federated
Maximum Administrative Fee          Funds

0.150 of 1%                         on the first $5 billion
0.125 of 1%                         on the next $5 billion
0.100 of 1%                         on the next $10 billion
0.075 of 1%                         on assets over $20 billion

---------------------------------------------------------------------------
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.
  FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.




FEES PAID BY THE FUNDS FOR SERVICES

TO BE FILED BY AMENDMENT



                             Advisory Fee Paid         Brokerage Commissions Paid     Administrative Fee Paid
                            Advisory Fee Waived                                      Administrative Fee Waived
For the Fiscal Year
Ended November 30          2004      2003       2002     2004      2003     2002      2004     2003      2002
Conservative                       $         $1,019,214           $62,868 $14,976            $157,877  $155,000
Allocation Fund                    838,362
                                    3,227        0                                             2,784      0
Moderate Allocation                1,083,437 1,343,468            131,554  85,620             157,877  155,000
Fund
                                    2,867        0                                             2,755      0
Growth Allocation Fund             605,500    801,505             109,958  71,108             157,877  155,000
                                    13,342                                                     2,808      0


------------------------------------------------------------------------------------------
                                          Select Shares          Institutional Shares         Select Shares
                                                                 Shareholder   Shareholde                 Shareholder
                                                                 Servicing     Servicing                  Servicing
                                                                 Fee Paid      Fee          Shareholder   Fee
Figures for the Fiscal Year         12b-1 Fee      12b-1 Fee                   Waived/      Servicing    Waived/
Ended 11/30/2004                       Paid         Waived                     Reimbursedr   Fee Paid     Reimbursed
Conservative Allocation Fund
Moderate Allocation Fund
Growth Allocation Fund
------------------------------------------------------------------------------------------



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund' or any class of Shares' expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 2004.
  Yield is given for the 30-day period ended November 30, 2004.

Average Annual Total Returns and Yield

TO BE FILED BY AMENDMENT


                                                                                            Yields for the
                                                                                            30-Day Period
                                             Average Annual Total Returns                       Ended
                                           for the Periods Ended 11/30/2004                   11/30/2004
                                  Institutional Shares             Select Shares
                              One-Year  Five-Years Start of
                                                                               Start of              Select
                                                Performance                    Performance)Institutional  Shares
Fund                                            (5/25/1994) One-Year Five-Year (5/25/1994  Shares
Conservative Allocation Fund    NA        NA        NA        NA        NA        NA          %        3%
  Before Taxes                   %        %         %          %        %          %         NA        NA
  After Taxes on                 %        %         %          %        %          %         NA        NA
  Distributions
  After Taxes on                 %        %         %          %        %          %         NA        NA
  Distributions and Sale of
  Shares
Moderate Allocation Fund        NA        NA        NA        NA        NA        NA          %         %
  Before Taxes                   %        %         %          %        %          %         NA        NA
  After Taxes on                 %        %         %          %        %          %         NA        NA
  Distributions
  After Taxes on                 %        %         %          %        %          %         NA        NA
  Distributions and Sale of
  Shares
Growth Allocation Fund          NA        NA        NA        NA        NA        NA          %         %
  Before Taxes                   %        %         %          %        %          %         NA        NA
  After Taxes on                 %        %         %          %        %          %         NA        NA
  Distributions
  After Taxes on                 %        %         %          %        %          %         NA        NA
  Distributions and Sale of
  Shares


------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and  illustrations  using a Fund's  returns,  or returns in
     general,   that  demonstrate   investment   concepts  such  as  taxdeferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.
  The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories by making competitive calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

Standard & Poor's 500 Index
Standard & Poor's 500 Index is an unmanaged capitalization- weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Standard & Poor's Ratings Group Small-Cap 600 Index
Standard & Poor's Ratings Group Small-Cap 600 Index, is an unmanaged capitalization-weighted index representing all major industries in the mid-range of the U.S. Stock Market.

Morgan Stanley Capital International--All Country World Index Ex. U.S Morgan Stanley Capital International (MSCI)--All Country World Index Ex. U.S, is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. Investments cannot be made directly in an index.

MSCI Europe, Australasia and Far East Index (EAFE)
MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

Russell 1000 Index
Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Russell 2000 Index
Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Lehman Brothers Treasury Intermediate Bond Index (U.S. Dollars)
Lehman Brothers Treasury Intermediate Bond Index (U.S. Dollars) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Treasury Long-Term Bond Index (U.S. Dollars)
Lehman Brothers Treasury Long-Term Bond Index (U.S. Dollars) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

J.P. Morgan Global Non-U.S. Government Bond Index
J.P. Morgan Global Non-U.S. Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden and United Kingdom.

Lehman Brothers Corporate Intermediate Bond Index (U.S. Dollars)
Lehman Brothers Corporate Intermediate Bond Index (U.S. Dollars) is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity less than 10 years.

Lehman Brothers Corporate B Index
Lehman Brothers Corporate B Index is an index composed of all bonds covered by Lehman Brothers High Yield Index rated "B" by Moody's Investors Service. Bonds have a minimum amount outstanding of $100 million and at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage Backed Securities Index
Lehman Brothers Mortgage Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.

Lehman Brothers Aggregate Bond Index
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Intermediate Government/Corporate Bond Index
Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and
9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers High Yield Index
Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar- denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.
  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2003, Federated managed 36 equity funds totaling approximately $25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2003, Federated managed 11 money market funds and 4 bond funds with assets approximating $61.7 billion and $3.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2003, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.
  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen
F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William
D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended
November 30, 2004 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated November 30, 2004.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA--Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A--High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB--Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB--Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B--Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.
CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2--A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.
F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

ADDRESSES

Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund

Institutional Shares
Select Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Adviser
Federated Investment Management Company
175 Water Street
New York, NY 10038-4965

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

TO BE FILED BY AMENDMENT


Custodian[s]
[list name(s)]


Securities Lending Agent
[list name]


Independent Registered Public Accounting Firm
[list name]


Legal Counsel
[list name(s)]


Service Providers
[list name(s)]


Security Pricing Services
[list name(s)]


Ratings Agencies
[list name(s)]


Performance Reporting/Publications
[list name(s)]


Other
[list name(s)]











PART C.     OTHER INFORMATION.

Item 22.    Exhibits:
            --------

            (a)   (i)         Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant; (12)
                  (ii)        Conformed copy of Amendment No. 7 to the
                              Declaration of Trust; (15)
                  (iii)       Conformed Copy of Amendment No. 8 to the
                              Declaration of Trust; +
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment No. 1 to the By-Laws of the
                              Registrant; (12)
                  (iii)       Copy of Amendment No. 2 to the By-Laws of the
                              Registrant; (9)
                  (iv)        Copy of Amendment No. 3 to the By-Laws of the
                              Registrant; (9)
                  (v)         Copy of Amendment No. 4 to the By-Laws of the
                              Registrant; (9)
                  (vi)        Copy of Amendment No. 5 to the By-Laws of the
                              Registrant; (14)
                  (vii)       Copy of Amendment No. 6 to the By-Laws of the
                              Registrant; (15)
                  (viii)      Copy of Amendment No. 7 to the By-Laws of the
                              Registrant; +
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (2)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant; (3)
                  (ii)        Conformed copy of Exhibits A-D to the Investment
                              Advisory Contract of the Registrant; (13)
                  (iii)       Conformed copy of an Amendment to the Investment
                              Advisory Contract of the Registrant; (13)
                  (iv)        Conformed copy of Sub-Advisory Contract of the
                              Registrant ;(15)
                  (v)         Conformed copy of Assignment of Investment
                              Advisory Contract and Sub- Advisory Agreement;
                              (15)
            (e)   (i)         Conformed copy of Distributor's Contract of the
                              Registrant; (3)
                  (ii)        Conformed copy of Exhibit A to the Distributor's
                              Contract of the Registrant;(3)
                  (iii)       Conformed copy of Exhibit B to the Distributor's
                              Contract of the Registrant;(3)
                  (iv)        Conformed copy of Exhibit C to the Distributor's
                              Contract of the Registrant;(3)
                  (v)         Conformed copy of Exhibit D to the Distributor's
                              Contract of the Registrant;(3)
                  (vi)        Conformed copy of Exhibit E to the Distributor's
                              Contract of the Registrant;(3)
                  (vii)       Conformed copy of Exhibit F to the Distributor's
                              Contract of the Registrant;(3)
                  (ix)        Conformed copy of Exhibit G to the Distributor's
                              Contract of the Registrant;(3)
                  (ix)        Conformed copy of Exhibit H to the Distributor's
                              Contract of the Registrant;(3)
                  (x)         Conformed copy of an Amendment to the
                              Distributor's Contract of the Registrant; (13)

                  (xi)        Conformed Copy of Amendments to the
                              Distributor's Contract between The Federated
                              Funds and Federated Securities Corp.; (15)
                  (xii)       The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A,
                              filed with the Commission on July 24, 1995.
                              (File Numbers 33-38550 and 811-6269);
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (4)
                  (ii)        Conformed copy of an Amendment to the Custodian
                              Contract of the Registrant; (13)
                  (iii)       Conformed copy of Custodian Fee Schedule; (7)
            (h)   (i)         Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency Services
                              and Custody Services Procurement; (6)
                  (ii)        Conformed copy of an Amendment to the Agreement
                              for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency Services
                              and Custody Services Procurement; (13)
                  (iii)       The Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement from Item (h)(v) of the Investment
                              Series Funds, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on January
                              23, 2002. (File Nos. 33-48847 and 811-07021);
                  (iv)        The Registrant hereby incorporates the conformed
                              copy of the Shareholder Services Sub-Contract
                              between Fidelity and Federated Shareholder
                              Services from Item 24(b)(9)(iii) of the
                              Federated GNMA Trust Registration Statement of
                              Form N-1A, filed with the Commission on March
                              25, 1996. (File Nos. 2-75670 and 811-3375);
                  (v)         The responses described in Item 23(e)(xi) are
                              hereby incorporated by reference;
                  (vi)        The Registrant hereby incorporates the conformed
                              copy of Amendment No. 2 to the Amended and
                              Restated Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services and Custody Services Procurement form
                              Item 23 (h)(v) of the Federated U.S. Government
                              Securities Fund: 2-5 Years Registration
                              Statement on Form N-1A filed with the Commission
                              on March 30, 2004. (File Nos. 2-75769 and
                              811-3387);
                  (vii)       The Registrant hereby incorporates the conformed
                              copy of Amendment No. 3 to the Amended and
                              Restated Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services and Custody Services Procurement form
                              Item 23 (h)(v) of the Federated U.S. Government
                              Securities Fund: 2-5 Years Registration
                              Statement on Form N-1A filed with the Commission
                              on March 30, 2004. (File Nos. 2-75769 and
                              811-3387);
                  (viii)      The Registrant hereby incorporates by reference
                              the conformed copy of the Agreement for
                              Administrative Services from Item 23 (h)(vix) of
                              the Federated Index Trust Registration Statement
                              on Form N-1A, filed with the Commission on
                              December 30, 2003. (File Nos. 33-33852 and
                              811-6061);
                  (ix)        The Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement, with attached Schedule 1 revised
                              6/30/04, from Item (h)(vii) of the Cash Trust
                              Series, Inc. Registration Statement on Form
                              N-1A, filed with the Commission on July 29,
                              2004. (File Nos. 33-29838 and 811-5843);
                  (x)         The Registrant hereby incorporates the conformed
                              copy of the Financial Administration and
                              Accounting Services Agreement Agreement, with
                              attached Exhibit A revised 6/30/04, from Item
                              (h)(viii) of the Cash Trust Series, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on July 29, 2004. (File Nos.
                              33-29838 and 811-5843);
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to legality of shares being registered; (2)
            (j)               Conformed copy of Consent of Independent
                              Auditors; (15)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital Understanding;
                              (2)
            (m)   (i)         Conformed copy of Distribution Plan of the
                              Registrant; (4)
                  (ii)        Conformed copy of Exhibits A-D of the
                              Distribution Plan of the Registrant; (13)
                  (iii)       The responses described in Item 23(e)(xi) are
                              hereby incorporated by reference;
                  (iv)        Conformed copy of Distribution Plan of the
                              Registrant; +
            (n)               The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the Federated GNMA Trust, Inc. Registration
                              Statement on Form N-1A, filed with the
                              Commission on March 29, 2004. (File Nos.
                              33-75670 and 811-3375).
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (12)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (14)
(iii) Conformed copy of Limited Power of Attorney; (11)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations
                              Trust Registration Statement on Form N-1A filed with the Commission on February 29, 2004. (File
                              Nos. 33-31602 and 811-5950).


--------------------------------------------------------------------------------

+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File
      Nos. 33-51247 and 811-7129).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
4. Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
6. Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).
7. Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).
9. Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1999 (File Nos. 33-51247 and 811-7129).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on January 25, 2001 (File Nos. 33-51247 and 811-7129).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2002 (File Nos. 33-51247 and 811-7129).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on January 25, 2003 (File Nos. 33-51247 and 811-7129).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on February 2, 2004. (File Nos. 33-51247 and 811-7129).

Item 23.    Persons Controlled by or Under Common Control with Registrant:
            -------------------------------------------------------------

            None.

Item 24.    Indemnification: (2)
            ---------------

Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305. The remaining Officers of the investment adviser are: President/ Chief Executive Officer and Trustee: Keith M. Schappert Executive Vice President: Stephen F. Auth

Senior Vice Presidents:                         Linda A. Duessel
                                                James E. Grefenstette

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                John W. Harris
                                                Steven Lehman
                                                Kevin McClosky
                                                John L. Nichol

Assistant Vice Presidents:                      Angela A. Kohler
                                                Dana Meissner
                                                Michael R. Tucker

Secretary:                                      G. Andrew Bonnewell
Treasurer:                                      Thomas R. Donahue
Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

          The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 26.    Principal Underwriters:
            -----------------------

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated
                  Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier
                  Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years;
                  Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund; Money Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust Funds.


         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment and Asset
                                          Management Group (IAMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Equity Management               Federated Investors Tower
Company of Pennsylvania                   1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779


Item 28.    Management Services:  Not applicable.
            -------------------

Item 29.    Undertakings:
            ------------

            Registrant  hereby  undertakes  to  comply  with the  provisions  of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of November, 2004.

                    FEDERATED MANAGED ALLOCATION PORTFOLIOS

                        BY: /s/ Todd P. Zerega
                        Todd P. Zerega, Assistant Secretary
                        November 23, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE             DATE
      ----                          -----             ----

By:  /s/ Todd P. Zerega       Attorney In Fact     November 23, 2004
Todd P. Zerega                For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                                  TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Stephen F. Auth*                    Chief Investment Officer

Thomas G. Bigley *                  Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr.*                Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney